Other Finance Expenses	6 Months Ended
Jun. 30, 2021
Other Finance Expenses
Other Finance Expenses

6) Other Finance Expenses

(a) Interest Expense

The following table presents the components of interest cost as reported in the consolidated statements of operations for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2021	2020	2021	2020
Interest expense	$6,148	$7,886	$12,418	$17,712
Amortization of debt issuance cost and fair value of debt assumed	656	626	1,758	1,262
Total interest cost	$6,804	$8,512	$14,176	$18,974

(b) Other Finance Expense

The following table presents the components of other finance expense for three and six months ended June 30, 2021 and 2020:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
(U.S. Dollars in thousands)	2021	2020	2021	2020
Bank fees, charges	$132	$137	$215	$184
Commitment fees	118	62	194	123
Total other finance expense	$250	$199	$409	$307